OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2014	2013

Indirect taxes	$27	$82
Government of Israel - OCS receivable	357	389
Prepaid expenses and work in progress	738	2,328
Advances to suppliers	26	151
Others	263	142

	$1,411	$3,092